GROUP STATEMENT OF FINANCIAL POSITION - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Investments at fair value through income or loss	£ 344	£ 403
Investments accounted for using the equity method	2,374	13,817
Intangible fixed assets, net of accumulated amortization and impairment of £3,888,000 and £571,000 for December 31, 2022 and 2021 respectively	1,744	5,604
Property, plant and equipment, net of accumulated depreciation and impairment of £82,449,000 and £18,802,000 for December 31, 2022 and 2021 respectively	63,850	111,604
Right of use assets, net of accumulated depreciation of £15,000 and £8,000 for December 31, 2022 and 2021 respectively	435	350
Total non-current assets	68,747	131,778
Current assets
Trade and other receivables	5,641	63,359
Digital assets	368	80,759
Cash and cash equivalents	16,662	11,803
Total current assets	22,671	155,921
Total assets	91,418	287,699
Equity
Common stock, £0.001 par value	478	468
Additional paid-in capital	143,748	139,581
Share based payment reserve	6,801	1,905
Fair value reserve		414
Currency translation reserve	1,768	33
Other comprehensive income of equity accounted associates		6,571
Accumulated surplus/(loss)	(141,393)	52,838
Total equity	11,402	201,810
Current liabilities
Trade and other payables	8,310	15,245
Contingent consideration		8,071
Loans and borrowings	9,624	23,391
Income tax		7,679
Deferred tax	2,196	286
Lease liability	4	7
Total current liabilities	20,134	54,679
Non-current liabilities
Deferred tax	6,586	541
Issued debt - bond	31,356	26,908
Lease liability	448	370
Loans and borrowing	21,492	3,391
Total liabilities	59,882	85,889
Total equity and liabilities	91,418	287,699
Parent | Separate
Non-current assets
Investment in subsidiaries	£ 53,494	£ 12,181